2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 67 .9%
Communication Services — 5.2%
Alphabet Inc ....................... 141,335 48,158,488
Comcast Corp ...................... 75,448 1,641,748
Meta Platforms Inc ................... 24,073 17,457,258
Space Exploration Technologies Corp
(1)
...... 5,966 900,031
68,157,525
Consumer Discretionary — 2.5%
Abercrombie & Fitch Co
(1)
............... 8,065 1,086,275
Adient PLC
(1)
....................... 2,501 42,117
Amazon.com Inc
(1)
................... 23,754 5,918,309
Asbury Automotive Group Inc
(1)
........... 2,829 487,437
Brinker International Inc
(1)
.............. 24,727 4,785,416
Cavco Industries Inc
(1)
................. 1,197 670,631
Chipotle Mexican Grill Inc
(1)
............. 8,679 277,294
Dana Inc .......................... 11,078 302,540
Five Below Inc
(1)
..................... 4,945 1,085,774
Flexsteel Industries Inc ................ 2,878 243,623
Frontdoor Inc
(1)
...................... 368 26,908
Garmin Ltd ........................ 1,188 340,766
Garrett Motion Inc ................... 10,738 279,510
General Motors Co ................... 11,639 896,203
Lear Corp ......................... 33,134 3,910,806
Life Time Group Holdings Inc
(1)
........... 38,704 1,543,515
Murphy USA Inc ..................... 6,268 3,159,260
Oxford Industries Inc .................. 2,999 73,296
Pattern Group Inc
(1)
................... 5,590 95,924
Phoenix Education Partners Inc ........... 8,927 227,014
Royal Caribbean Cruises Ltd ............ 20,437 5,433,381
SharkNinja Inc
(1)
..................... 646 116,357
Sonos Inc
(1)
........................ 1,803 32,256
Victoria's Secret & Co
(1)
................ 19,732 1,745,493
XPEL Inc
(1)
......................... 2,176 96,114
32,876,219
Consumer Staples — 1.7%
Archer-Daniels-Midland Co ............. 7,908 627,737
Colgate-Palmolive Co ................. 2,712 231,388
Costco Wholesale Corp ................ 20,916 19,040,672
Dollar Tree Inc
(1)
..................... 322 36,714
J & J Snack Foods Corp ............... 618 47,246
Philip Morris International Inc ............ 8,163 1,557,664
21,541,421
Energy — 2.3%
APA Corp ......................... 8,528 354,253
Chevron Corp ...................... 19,764 4,036,007
Devon Energy Corp ................... 41,299 1,901,406
EOG Resources Inc ................... 11,973 1,649,401
Expand Energy Corp .................. 44,411 3,734,521
Forum Energy Technologies Inc
(1)
......... 954 77,226
Gulfport Energy Corp
(1)
................ 8,717 1,311,734
HF Sinclair Corp ..................... 13,288 1,426,068
Marathon Petroleum Corp .............. 3,484 1,377,643
Nabors Industries Ltd
(1)
................ 19,025 1,486,233
Par Pacific Holdings Inc
(1)
............... 6,682 545,385
Phillips 66 ......................... 11,946 3,049,933
Valero Energy Corp ................... 19,388 7,514,983
Viper Energy Inc ..................... 25,473 1,016,118
29,480,911
Financials — 9.6%
Ally Financial Inc .................... 124,455 4,681,997
Ameriprise Financial Inc ............... 22,210 10,935,094
Arch Capital Group Ltd
(1)
............... 43,671 4,033,454
Assurant Inc ....................... 2,820 743,070
Bank of New York Mellon Corp/The ........ 99,030 14,322,709
Berkshire Hathaway Inc
(1)
.............. 30,757 15,315,448
Bread Financial Holdings Inc ............ 407 39,784
CME Group Inc ...................... 11,738 3,075,121
Customers Bancorp Inc
(1)
............... 52,348 3,873,752
First American Financial Corp ............ 19,494 1,184,066
HCI Group Inc ...................... 6,824 1,186,148
Jack Henry & Associates Inc ............ 36,797 5,270,802
LendingTree Inc
(1)
.................... 6,863 167,663
Loews Corp ........................ 5,121 534,786
Mastercard Inc ..................... 60,353 33,282,869
Mercury General Corp ................. 2,426 239,810
Moelis & Co ....................... 2,324 133,677
Northern Trust Corp .................. 10,159 1,720,528
Pathward Financial Inc ................ 5,381 382,804
Progressive Corp/The ................. 9,858 2,043,662
QCR Holdings Inc .................... 4,411 431,727
Raymond James Financial Inc ........... 5,771 911,933
Remitly Global Inc
(1)
.................. 12,660 270,164
S&T Bancorp Inc .................... 5,453 263,762
State Street Corp .................... 9,361 1,634,337
Toast Inc
(1)
........................ 79,548 2,306,097
Visa Inc .......................... 46,392 16,670,037
WEX Inc
(1)
......................... 1,742 293,875
125,949,176
Health Care — 10.2%
AbbVie Inc ........................ 51,645 13,509,815
Agilent Technologies Inc ............... 813 140,088
Amgen Inc ........................ 32,209 13,576,416
Bristol-Myers Squibb Co ............... 30,599 1,909,378
Cardinal Health Inc ................... 10,929 2,431,702
CareDx Inc
(1)
....................... 9,137 593,905
Caris Life Sciences Inc
(1)
............... 2,765 84,692

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Centene Corp
(1)
..................... 12,732 790,912
Cigna Group/The .................... 12,017 3,266,581
CVS Health Corp .................... 29,915 2,563,416
Elevance Health Inc .................. 9,413 3,659,963
Eli Lilly & Co ....................... 14,532 16,814,687
Encompass Health Corp ............... 23,586 2,865,463
Gilead Sciences Inc .................. 66,395 9,896,175
Humana Inc ....................... 1,022 389,964
IQVIA Holdings Inc
(1)
.................. 1,113 299,230
Johnson & Johnson .................. 73,298 19,404,912
McKesson Corp ..................... 3,457 2,951,621
Merck & Co Inc ..................... 36,194 5,259,350
Mettler-Toledo International Inc
(1)
......... 1,266 1,912,863
Natera Inc
(1)
........................ 14,378 5,942,571
Regeneron Pharmaceuticals Inc .......... 3,918 2,970,902
Twist Bioscience Corp
(1)
................ 1,561 301,648
United Therapeutics Corp
(1)
............. 6,904 3,741,209
UnitedHealth Group Inc ................ 20,163 7,401,434
Vertex Pharmaceuticals Inc
(1)
............ 13,287 6,946,576
West Pharmaceutical Services Inc ......... 7,675 2,845,583
Zoetis Inc ......................... 4,800 335,184
132,806,240
Industrials — 3.7%
Acuity Inc ......................... 1,135 351,634
Allegion plc ........................ 11,664 1,793,573
Apogee Enterprises Inc ................ 3,450 122,026
Applied Industrial Technologies Inc ........ 3,524 1,170,990
Blue Bird Corp
(1)
..................... 711 39,460
Comfort Systems USA Inc .............. 2,806 4,641,377
Copart Inc
(1)
........................ 128,815 3,514,073
Dover Corp ........................ 1,384 258,877
Emerson Electric Co .................. 5,994 929,669
Everus Construction Group Inc
(1)
.......... 1,118 131,387
Innodata Inc
(1)
...................... 14,352 943,788
Johnson Controls International plc ......... 9,468 1,407,418
Kforce Inc ......................... 863 45,273
Lincoln Electric Holdings Inc ............. 13,038 3,449,594
Lockheed Martin Corp ................. 158 80,462
ManpowerGroup Inc .................. 7,797 433,357
Matson Inc ........................ 231 50,737
McGrath RentCorp ................... 5,050 577,468
MYR Group Inc
(1)
.................... 272 79,549
Northrop Grumman Corp ............... 7,669 3,707,808
SkyWest Inc
(1)
...................... 36,404 3,528,276
Southwest Airlines Co ................. 69,442 2,891,565
Stanley Black & Decker Inc ............. 34,098 3,020,742
Toro Co/The ....................... 856 82,536
United Airlines Holdings Inc
(1)
............ 53,263 5,909,530
Vicor Corp
(1)
........................ 1,603 463,171
Watts Water Technologies Inc ............ 1,039 367,993
Xylem Inc/NY ....................... 87,960 8,907,709
48,900,042
Information Technology — 28.5%
Advanced Micro Devices Inc
(1)
........... 23,005 14,073,539
Amkor Technology Inc ................. 9,932 520,238
Amphenol Corp ..................... 13,749 1,159,041
Analog Devices Inc ................... 22,075 8,757,373
Apple Inc ......................... 216,766 72,187,413
Applied Materials Inc ................. 18,109 9,260,580
Arrow Electronics Inc
(1)
................ 519 117,813
Astera Labs Inc
(1)
.................... 2,092 744,689
Atlassian Corp
(1)
..................... 5,123 918,503
Broadcom Inc ...................... 73,725 25,891,483
CDW Corp/DE ...................... 19,382 2,483,997
Cisco Systems Inc ................... 72,902 7,846,442
Core Scientific Inc
(1)
.................. 37,746 603,181
Credo Technology Group Holding Ltd
(1)
...... 5,787 1,127,250
Crowdstrike Holdings Inc
(1)
.............. 8,365 2,214,634
Dell Technologies Inc ................. 5,919 3,184,126
Diebold Nixdorf Inc
(1)
.................. 3,354 205,332
DXC Technology Co
(1)
................. 5,049 54,681
Everpure Inc
(1)
...................... 24,998 3,269,238
Hewlett Packard Enterprise Co ........... 24,681 1,576,869
HP Inc ........................... 21,830 682,842
Insight Enterprises Inc
(1)
................ 7,303 1,141,605
Intel Corp
(1)
........................ 53,713 6,457,914
Jabil Inc .......................... 1,073 307,801
KLA Corp ......................... 14,378 2,802,704
Lam Research Corp .................. 24,347 7,998,233
Manhattan Associates Inc
(1)
............. 21,647 4,301,259
Marvell Technology Inc ................ 8,279 2,187,395
MaxLinear Inc
(1)
..................... 1,972 178,091
Micron Technology Inc ................ 15,746 16,771,222
Microsoft Corp ...................... 111,267 57,068,844
Monolithic Power Systems Inc ........... 1,246 1,678,636
NVIDIA Corp ....................... 326,463 74,557,620
Okta Inc
(1)
......................... 4,433 926,985
QUALCOMM Inc ..................... 30,337 5,583,222
RingCentral Inc ..................... 10,996 821,401
Sandisk Corp
(1)
...................... 2,171 3,777,301
TD SYNNEX Corp .................... 24,472 6,285,633
Teledyne Technologies Inc
(1)
............. 9,451 5,734,961
Teradyne Inc ....................... 3,809 1,527,066
Texas Instruments Inc ................. 25,066 7,020,736
Tyler Technologies Inc
(1)
................ 553 176,186
Ubiquiti Inc ........................ 1,796 1,019,284
Universal Display Corp ................ 6,554 504,920
Western Digital Corp .................. 7,374 3,351,188
Zebra Technologies Corp
(1)
.............. 8,966 3,347,098
372,406,569
Materials — 1.6%
Anglogold Ashanti Plc ................. 28,032 2,633,606
CF Industries Holdings Inc .............. 12,328 1,420,186
Coeur Mining Inc .................... 35,222 619,907
Ingevity Corp
(1)
...................... 3,150 222,862

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Kaiser Aluminum Corp ................. 3,526 510,635
Newmont Corp ..................... 37,805 4,360,429
Nucor Corp ........................ 16,934 3,958,323
Reliance Inc ....................... 3,970 1,527,458
Royal Gold Inc ...................... 21,150 4,991,400
SSR Mining Inc ..................... 23,407 779,921
21,024,727
Real Estate — 2.3%
CBL & Associates Properties Inc .......... 2,343 125,023
Cousins Properties Inc ................ 36,199 1,000,540
Jones Lang LaSalle Inc
(1)
............... 18,261 5,579,101
Simon Property Group Inc .............. 114,469 22,980,796
29,685,460
Utilities — 0.3%
Edison International .................. 82,995 4,459,321
4,459,321
Total Common Stocks (United States)
( Cost $ 652,818,314 ) ................ 887,287,611
Money Market Registered Investment Companies — 29 .4%
Meeder Government Money Market Fund ,
3.72%
(2)
........................ 384,043,715 384,043,715
Total Money Market Registered Investment
Companies
( Cost $ 384,043,715 ) ................ 384,043,715
Total Investments — 97 .3%
(Cost $ 1,036,862,029 ) ............... 1,271,331,326
Other Assets less Liabilities — 2 .7% ....... 34,816,070
Total Net Assets — 100 .0% ............. 1,306,147,396
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 7,764 113,200
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,132 27,303
Meeder Dynamic Allocation Fund - Retail Class 15,364 253,196
Meeder Muirfield Fund - Retail Class ....... 14,018 157,002
Total Trustee Deferred Compensation
(Cost $ 389,000 ) ................... 550,701
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Dec 2026 ........ 847 12/17/26 132,835,010 (1,824,455)
Mini MSCI Emg Mkt
Futures - Dec 2026 .. 446 12/17/26 38,155,300 512,106
Russell 2000 Futures Mini
December 2026 .... 474 12/17/26 66,774,750 (2,310,509)
S&P 500 Mini Futures
December 2026 .... 237 12/17/26 91,428,675 278,552
S&P Mid Cap Futures
EMini December 2026 89 12/17/26 32,239,360 (719,121)
Total Futures Contracts . 2,093 361,433,095 (4,063,427)
(1) Represents non-income producing securities.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(3) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.